AETNA VARIABLE PORTFOLIOS, INC.

                    This Supplement is dated August 31, 1999

The information in this Supplement for Aetna Variable Portfolios, Inc. amends the information contained in the Prospectus dated May 3, 1999. This Supplement should be read with the Prospectus.

Effective August 31, 1999, the following replaces the section entitled "Management of the Portfolios - Portfolio Management - Index Plus Bond" on page 26 of the Prospectus:

Index Plus Bond. The Fund is managed by a team of Aeltus fixed-income specialists.




Form No. X.AETNA-99                                             August 31, 1999